Acquisitions - Business Acquisition, Pro Forma Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Solar Acquisition [Member]
Business Acquisition [Line Items]
Operating revenues		$ 41,975	$ 55,528	$ 43,269
Net loss		1,159	$ (2,840)	$ (8,713)
Acquisition Of True Green [Member]
Business Acquisition [Line Items]
Operating revenues	$ 66,853	52,752
Net loss	$ 3,670	$ 6,425